November 14, 2000

Lake Shore Family of Funds
Supplement to Statement of Additional Information ("SAI") Dated May 1, 2000

Effective October 9, 2000, the address for the Trust, its Secretary and Treasurer will be 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202. After this date please disregard the addresses printed in the SAI.